LONG-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	LONG TERM INVESTMENTS

Equity investments consist of the following:
	September 30,
	2015	2016
	RMB	RMB

Cost method investment	18,721	18,721

In previous years, the Company owned 23% equity interest in Jinong and accounted for equity method investment. In 2012, one shareholder of Jinong increased its investment in Jinong’s shares, thereby the equity interests held by the Company were reduced to 17.94%and the Company is considered to no longer have a significant influence on Jinong. Therefore, the investment in Jinong was accounted for the cost method investment as of September 30, 2015 and 2016.